Annual Total Returns[BarChart] - Invesco VI US Government Money Portfolio - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.39%	1.35%	1.71%	0.22%